Accounts Receivable - Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Notes And Loans Receivable [Line Items]
Allowance for credit losses	$ (29,047)	$ (23,995)
Accounts receivables, net, current, total	286,344	300,887
Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, gross, current	315,391	324,882
Allowance for credit losses	(29,047)	(23,995)
Accounts receivables, net, current, total	$ 286,344	$ 300,887